Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions

27.  Related party transactions and information

(i)	Interests of Paul Coulson

At February 25, 2025, the approval date of these consolidated financial statements, ARD Holdings S.A., the ultimate parent company of Ardagh Metal Packaging S.A. is controlled by Paul Coulson, as a result of his 18.83% stake in ARD Holdings S.A. and his 52.44% stake in Yeoman Capital S.A., which in turn owns 33.88% of the equity interests in ARD Holdings S.A.. Other than 125,000 ordinary shares directly held by Mr. Coulson, he has no direct ownership in the shares of AMPSA. However, based upon the definition of “beneficial owner” under U.S. securities laws, he may be deemed to have shared beneficial ownership of the ordinary shares held by Ardagh Investments Sarl by virtue of his control of ARD Holdings S.A. and Ardagh Group S.A..

(ii)	Common directorships

Herman Troskie, Paul Coulson, and Damien O’Brien, who serve as directors on the board of the Company also serve as directors on the board of Ardagh Group S.A.. Paul Coulson who serves as a director on the board of the Company also serves as a director on the board of ARD Holdings S.A. and in the Yeoman group of companies.

(iii) Yeoman Capital S.A.

At December 31, 2024, Yeoman Capital S.A. owned 33.88% of the ordinary shares of ARD Holdings S.A..

(iv)  Key management compensation

Key management are those persons who have the authority and responsibility for planning, directing and controlling the activities of the Group. Key management is comprised of the members who served on the Board and the Group’s executive leadership team during the reporting period. Key management include individuals who provide services to AMPSA while the related costs are fully borne by the Ardagh Group. An allocation of the compensation attributable for these services is included below. The amount outstanding at December 31, 2024, was $4 million (2023: $1 million).

Salaries and other short-term employee benefits related to key management for the year ended December 31, 2024, was $6 million (2023: $3 million). Post-employment and other benefits for the year ended December 31, 2024, was $3 million (2023: $1 million). In the event that certain performance-related targets are achieved in the period to December 31, 2026, which are not guaranteed and remain uncertain, a further $3 million (2023: $nil) could become payable under the Group’s post-employment and other benefit arrangements.

(v) Transactions and balances with Other Related Parties

Trivium Packaging B.V. (“Trivium”) and its subsidiaries are related parties of AMPSA. There were no material transactions with Trivium during the year ended December 31, 2024.

For the year ended December 31, 2024, related party transaction and balances include the Group’s pension schemes (note 21), the Services Agreement and the Joint IT Assets Agreement between AMPSA and the Ardagh Group (please see below and note 10, respectively), a lease agreement between AMPSA and the Ardagh Group (notes 11 and 20), Earnout shares (note 22), movement in working capital, including costs reimbursed by the Ardagh Group of $2 million, and dividends (note 26).

In 2021, the Ardagh Group and AMPSA entered into a Services Agreement, pursuant to which the Ardagh Group, either directly or indirectly through its affiliates, shall provide certain corporate and business-unit services to AMPSA and its subsidiaries, and AMPSA, either directly or indirectly through its affiliates, shall provide certain corporate and business-unit services to the Ardagh Group and its affiliates (other than AMPSA and its subsidiaries). The services pursuant to the Services Agreement include typical corporate functional support areas in order to compliment the activities in areas which exist within AMPSA. For each calendar year from 2021 through 2024, as consideration for the corporate services provided by the Ardagh Group to AMPSA, AMPSA has provided corporate services to the

Ardagh Group and has incurred an expense of $33 million for the calendar year 2021, $38 million for the calendar year 2022 and $39 million for calendar years 2023 and 2024. The fees for services pursuant to the Services Agreement are subject to adjustment for third party costs and variations for certain volume-based services. As of December 31, 2024, the Services Agreement automatically renewed for an additional one-year term, with the fees for the services provided computed based on the fully allocated cost of such services. The Services Agreement will renew automatically on an annual basis until terminated. All or any part of the Services Agreement may be terminated by either party providing nine months prior written notice to the other party, or by mutual consent of both parties in writing at any time.

Other changes in intercompany balances represent unsettled amounts between the Group and the rest of the Ardagh Group in relation to the transactions listed above.

With the exception of the balances outlined in (i) to (v) above, there are no material balances outstanding with related parties at December 31, 2024.

(vi) Subsidiaries

The following table provides information relating to our principal operating subsidiaries, all of which are wholly owned, at December 31, 2024.

Country of
Company	incorporation
Ardagh Metal Packaging Manufacturing Austria GmbH	Austria
Ardagh Metal Packaging Trading Austria GmbH	Austria
Ardagh Metal Packaging Brasil Ltda	Brazil
Ardagh Indústria de Embalagens Metálicas do Brasil Ltda.	Brazil
Ardagh Metal Packaging Trading France SAS	France
Ardagh Metal Packaging France SAS	France
Ardagh Metal Packaging Germany GmbH	Germany
Ardagh Metal Packaging Trading Germany GmbH	Germany
Ardagh Metal Packaging Trading Netherlands B.V.	Netherlands
Ardagh Metal Packaging Netherlands B.V.	Netherlands
Ardagh Metal Packaging Trading Poland Sp. z o.o	Poland
Ardagh Metal Packaging Poland Sp. z o.o	Poland
Ardagh Metal Packaging Trading Spain SLU	Spain
Ardagh Metal Packaging Spain SLU	Spain
Ardagh Metal Packaging Europe GmbH	Switzerland
Ardagh Metal Packaging Trading UK Limited	United Kingdom
Ardagh Metal Packaging UK Limited	United Kingdom
Ardagh Metal Packaging USA Corp.	United States

A number of the above legal entities act as subsidiary guarantor for the debt of the Company at December 31, 2024.